MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   CITIZENS INVESTMENT ADVISORS,
   A DEPARTMENT OF CITIZENS BANK
   OF RHODE ISLAND
   One Citizens Plaza
   Providence, Rhode Island 02903

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Vernon R. Alden
   Paul Y. Clinton
   David A. Duffy
   William J. Nightingale
   J. William Weeks

OFFICERS
   Diana P. Herrmann, President
   Stephen J. Caridi, Senior Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   100 East Broad Street
   Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


                                 Annual Report

                                 June 30, 2001

                          A TAX-FREE INCOME INVESTMENT

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

[Logo of the Aquila Group of Funds: an eagle's head]

                       ONE OF THE AQUILASM GROUP OF FUNDS

[Logo of Narragansett Insured Tax-Free Income Fund rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND

                                  ANNUAL REPORT

              "THE MANY BENEFITS OF MUNICIPAL BOND FUND INVESTING"

                                                                 August 15, 2001

Dear Fellow Shareholder:

     We have found over the years that it never hurts to reinforce for shareholders the fundamentals of Narragansett Insured Tax-Free Income Fund and the reasons for investing in the Fund. Therefore, this Annual Report letter will provide you with a brief synopsis of the benefits of investing in the Fund.

CAPITAL PRESERVATION

     In general, a primary reason for investing in a municipal bond fund, such as Narragansett Insured Tax-Free Income Fund, is capital preservation. In simple terms, Narragansett Insured Tax-Free Income Fund is managed to help you keep the capital that you have. Therefore, the Fund's share price does not experience the dramatic highs and lows that can be witnessed by other types of investments, such as common stock funds.

     As the following chart illustrates, Narragansett Insured Tax-Free Income Fund's objective of achieving a relatively stable share price, or net asset value, has been highly successful.* Since inception, the share price of the Fund has experienced relatively little volatility. This allows shareholders to "SLEEP WELL AT NIGHT," without worrying that their investment of today in the Fund could be substantially less tomorrow.

[Graphic of a bar chart with the following information:]

 Share Net Asset Value

9/10/92           $9.60
12/31/92           9.59
12/31/93          10.31
12/31/94           9.11
12/31/95          10.24
12/31/96          10.14
12/31/97          10.46
12/31/98          10.55
12/31/99           9.76
12/31/00          10.29
6/30/01           10.32

TAX-FREE INCOME

     Obviously, there is substantially more to investing in the Fund than retaining the value of your capital. If there was only retention of your capital value, a piggy bank could serve as just an appropriate means.

     Another substantial benefit that you gain from an investment in Narragansett Insured Tax-Free Income Fund is that of obtaining monthly income that is DOUBLE TAX-FREE.** The Fund pays you TAX-FREE DIVIDENDS - month in and month out. These dividends can be used by you to help you pay your living expenses, or they can be reinvested in additional shares of the Fund, thereby gaining for you the benefits of compounding.

     It is important for you to fully recognize just what TAX-FREE DIVIDENDS mean to you. As the chart below illustrates, a 5% TAX-FREE RETURN on your investment can equate to a taxable return of 8.8%, depending on your personal tax bracket.***

[Graphic of a bar chart with the following information:]

TAX-FREE INCOME         TAXABLE EQUIVALENT YIELD
      4%                         7%
      5%                         8.8%
      6%                        10.5%


HIGH-QUALITY, CONTROLLED MATURITY, AND DIVERSIFICATION

     How does Narragansett Insured Tax-Free Income Fund strive to ensure that its objective of capital preservation and steady tax-free income is accomplished? This is achieved through very distinct management techniques utilized with construction of the Fund's portfolio.

     As you probably know, municipal securities have various credit ratings. These ratings attempt to measure the safety that the securities represent. With Narragansett Insured Tax-Free Income Fund, we specifically limit the credit ratings to those within only the top category - AAA. Moreover, to the maximum extent practicable, securities in the Fund's portfolio will be insured by prominent nationally recognized insurance companies which specialize in insuring municipal securities. Such insurance is only provided by these companies after a thorough examination of the cash flow of any particular municipal issuer. And, on their own, each of these insurance companies generally have an AAA credit rating. Through active management of the Fund's portfolio, we very carefully monitor the quality characteristics of each investment. In this way, we intentionally strive to avoid "surprises" from any of the Fund's securities.

     Another factor that we feel is important is maturity level in the construction of the overall characteristics of the municipal bonds in the portfolio.

     As we have explained to you in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

     Therefore, we have structured the average maturity level of Narragansett Insured Tax-Free Income Fund to be at a somewhat intermediate level. This level is produced by choosing a "laddered" approach to the selection of bonds in terms of their maturity. We include both short-term and long-term bonds in the portfolio, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of volatility.

     The charts below illustrate the Fund's June 30, 2001 portfolio broken down by quality and maturity.

[Graphic of a pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY QUALITY

   AAA                     100%



[Graphic of a pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY MATURITY

  0-5 Years               10.38%
  6-10 Years              36.27%
  11-15 Years             31.21%
  16-20 Years             15.47%
  Over 20 Years            6.67%


     The other factor we tend to emphasize is diversification of the individual municipal bonds. We want to have a number of bonds in the Fund's portfolio representing various locations in the State and various kinds of projects. In this way, we can assure ourselves that no one project, or area of the State, can have any significant adverse influence upon your investment in the Fund.

ENHANCING RHODE ISLAND'S QUALITY OF LIFE

     But, just as important for all shareholders in the Fund is the fact that we are spreading the investments in the Fund around in such a way that enhances the quality of life of all shareholders as well as helping the economic development of the State.

     As we are sure you are aware, the economy of Rhode Island is growing at a dynamic rate. As this growth takes place, new and additional municipal projects are needed for the benefit of the citizens of Rhode Island and its various communities. These projects include schools, highways, recreational facilities, and a whole array of useful public purpose facilities. These projects contribute to the economic development of Rhode Island and provide a high quality of life for its citizens.

     Highlighted below are just a few of the projects that your investment in Narragansett Insured Tax-Free Income Fund has helped to bring to fruition.****

     [Photo showing Rhode Island Convention Center - Providence, RI]

     [Photo showing Providence County Courthouse]

     [Photo showing Daphne Farago Wing Rhode Island School of Design]

     [Photo showing Veterans Memorial Auditorium]

DEDICATED MANAGEMENT TEAM

     Everyone associated with Narragansett Insured Tax-Free Income Fund is dedicated to providing you with the best possible investment through your shares of the Fund. We do this not only through the points we have detailed above, but also through frequent contact with you, and our other shareholders. We work diligently to keep you informed of current happenings in the investment world - in simple, easy-to-understand language. Unlike many fund groups, we actively encourage and offer you the opportunity to voice your opinions and concerns. And, we listen and respond to your ideas.

     We sincerely believe that Narragansett Insured Tax-Free Income Fund is "AN INVESTMENT YOU AND RHODE ISLAND CAN COUNT ON."

     We well recognize that you have entrusted your hard-earned dollars to our care. It is a responsibility which we take very seriously. Rest assured that we will continue to do our utmost to merit your confidence.

                                   Sincerely,

Diana P. Herrmann                             Lacy B. Herrmann
President                                     Chairman of the Board of Trustees


* The chart illustrates the record of Net Asset Value Price since the Fund's inception. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

*** This chart assumes a 36% Federal and 9.5% State tax rate and is for illustrative purposes only. As you are aware, new tax brackets have been put into place through passage of the Federal Tax Act enacted this year. This new change, which went into effect on July 1, 2001, will have a minimal effect upon the overall illustration. The difference between a taxable investment and a tax-free investment remains valid regardless of your particular tax bracket. Results shown are not indicative of past or future performance of any investment offered by Aquila.

**** Since the portfolio is subject to change, the Fund may not necessarily currently own securities in these specific projects.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Narragansett Insured Tax-Free Income Fund at its inception in September, 1992 and maintaining this investment through the Fund's latest fiscal year-end, June 30, 2001 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

           Lehman Brothers Quality                         Funds Class A Shares
        Intermediate Municipal Bond Index        With Sales Charge       Without Sales Charge           Cost of Living Index
9/92               $10,000                             $9,600                   $10,000                       $10,000
6/93               $10,779                            $10,467                   $10,904                       $10,227
6/94               $10,922                            $10,421                   $10,855                       $10,482
6/95               $11,796                            $11,527                   $12,007                       $10,800
6/96               $12,451                            $12,043                   $12,545                       $11,105
6/97               $13,303                            $13,143                   $13,691                       $11,353
6/98               $14,230                            $14,164                   $14,754                       $11,544
6/99               $14,662                            $14,408                   $15,008                       $11,771
6/00               $15,420                            $14,784                   $15,400                       $12,194
6/01               $16,782                            $16,139                   $16,812                       $12,590


                                         AVERAGE ANNUAL TOTAL RETURN
                                       FOR PERIODS ENDED JUNE 30, 2001
                                       -------------------------------

                                                              SINCE
                                        1 YEAR    5 YEARS   INCEPTION
                                       --------  --------  -----------

Class A (9/10/92)
   With Sales Charge...............      4.86%     4.99%      5.58%
   Without Sales Charge............      9.19      5.85       6.08

Class C (5/1/96)
   With CDSC.......................      7.23      4.86       4.89
   Without CDSC....................      8.27      4.86       4.89

Class Y (5/1/96)
   No Sales Charge.................      9.35      6.17       6.08

Class I (11/4/98)
   No Sales Charge.................      9.29       n/a       4.09

Lehman Index.......................      8.84      6.12       6.03*  (Class A)
                                                              5.91** (Class C&Y)
                                                              4.69+  (Class I)


Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y and Class I shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

*  From commencement of operations on September 10, 1992.
** From commencement of operations on May 1, 1996.
+  From commencement of operations on November 4, 1998.

                              MANAGEMENT DISCUSSION

     Narragansett Insured Tax-Free Income Fund (the "Fund") strives to provide the highest level of double tax-free income possible while staying within self imposed quality constraints. The Fund has purchased only municipal securities rated AAA by nationally renowned credit rating services. As an extra measure of credit protection to shareholders, all securities owned by the Fund are insured by nationally-prominent municipal bond insurance companies as to timely payment of principal and interest when due. A maximum average maturity profile of under 15 years has been and will continue to be maintained for the Fund's portfolio in order to produce a reasonable level of income return with relatively high stability for the Fund's share price. At the June 30, 2001 fiscal year end the portfolio had an average maturity of 11.1 years.

     Economic indicators in the closing months of 2000 began pointing to a slowing economy. This weakness continues in the current year, which is the entire second half of the Fund's fiscal year ended June 30, 2001.

     In order to stimulate the economy, the Federal Reserve cut interest rates six times this year for a total decrease of 2.75%. The prime rate dropped from 9.50% to 6.75% and the discount rate dropped from 6.00% to 3.25%.

     There has been a drop in productivity in the manufacturing sector to a low last seen eleven years ago. A marked decline in factory capacity utilization, a contracting service sector and a surge in weekly jobless claims number the highest in over eight years. Despite all this weak data, the economy continues to grow slowly. The easing by the Federal Reserve, the improvement in inventories, the decline in the price of oil and gasoline, tax rebates, and a consumer still willing to spend, should keep the economy from sliding into a full-fledged recession. The economy is anticipated to grow by approximately 1.5 % to 2% in 2001. Unemployment is likely to rise to the 5% level. This should create slack in the economy, which will further ease inflationary pressures.

     With the severe decline in the stock market and a lower interest rate environment, bonds and bond funds are once again becoming part of the asset allocation process. Investors are realizing that fixed income securities and bond funds should be part of the portfolio selection. With interest rates moving lower, the market value of fixed income securities in the portfolio increases and provides an offset to declining stock prices.

     Given the current Federal income tax rates and the piggy-back Rhode Island income tax rate, the Narragansett Insured tax-free Income Fund produces a yield that is very attractive for Rhode Island residents when compared to taxable fixed-income securities.

     Management believes that having available to the Fund a locally-based investment manager, with extensive knowledge and experience in the Rhode Island municipal market continues to add considerable value to the portfolio and provides a distinct benefit to Fund shareholders.

     The Fund's investment sub-adviser will continue to oversee the portfolio with a strong emphasis on achieving a balance between share price stability, acceptable double tax-free income return, and the highest standards of credit quality.

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the AquilaSM Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the AquilaSM Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the AquilaSM Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

[Logo of KPMG: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Narragansett Insured Tax-Free Income Fund:

     We have audited the accompanying statement of assets and liabilities of Narragansett Insured Tax-Free Income Fund, including the statement of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Narragansett Insured Tax-Free Income Fund as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

New York, New York
July 18, 2001

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2001

                                                                                RATING
    FACE                                                                       MOODY'S/
   AMOUNT         GENERAL OBLIGATION BONDS (48.1%)                                S&P           VALUE
------------      --------------------------------------------------------     --------      ------------
                  Town of Bristol, Rhode Island
$  1,000,000         5.100%, 08/15/07, MBIA Insured ......................      Aaa/AAA      $  1,031,250
     100,000         6.000%, 12/15/11, MBIA Insured ......................      Aaa/AAA           103,444
     100,000         6.000%, 12/15/12, MBIA Insured ......................      Aaa/AAA           103,444
                  Town of Burrillville, Rhode Island
     250,000         5.400%, 10/15/06, MBIA Insured ......................      Aaa/AAA           260,313
     250,000         5.500%, 10/15/07, MBIA Insured ......................      Aaa/AAA           260,312
     405,000         5.300%, 07/15/08, AMBAC Insured .....................      Aaa/AAA           418,523
     150,000         5.700%, 10/15/10, MBIA Insured ......................      Aaa/AAA           156,188
                  Central Falls, Rhode Island
     500,000         4.900%, 11/15/05 MBIA Insured .......................      Aaa/AAA           518,125
     500,000         5.200%, 11/15/09 MBIA Insured .......................      Aaa/AAA           517,500
                  Cranston, Rhode Island
   1,120,000         5.300%, 07/15/05, MBIA Insured ......................      Aaa/AAA         1,152,010
     300,000         5.500%, 06/15/07, MBIA Insured ......................      Aaa/AAA           325,875
     500,000         5.450%, 11/15/11, FGIC Insured ......................      Aaa/AAA           539,375
                  Town of Cumberland, Rhode Island
     345,000         5.500%, 09/01/06, MBIA Insured ......................      Aaa/AAA           368,287
     500,000         5.600%, 10/01/08, MBIA Insured ......................      Aaa/AAA           511,875
     500,000         5.000%, 08/01/15, MBIA Insured ......................      Aaa/AAA           503,125
                  Town of Lincoln, Rhode Island
     400,000         5.100%, 01/15/06, MBIA Insured ......................      Aaa/AAA           419,000
     400,000         5.200%, 08/15/06, MBIA Insured ......................      Aaa/AAA           415,000
   1,000,000         5.500%, 08/15/10, MBIA Insured ......................      Aaa/AAA         1,035,000
     100,000         5.625%, 04/15/11, MBIA Insured ......................      Aaa/AAA           102,391
     250,000         5.750%, 08/01/15, FGIC Insured ......................      Aaa/AAA           262,813
                  Narragansett, Rhode Island
     300,000         5.100%, 09/15/06, MBIA Insured ......................      Aaa/AAA           310,875
   1,000,000         5.300%, 09/15/08, MBIA Insured ......................      Aaa/AAA         1,035,000
                  Newport, Rhode Island
     250,000         4.900%, 05/15/06, FGIC Insured ......................      Aaa/AAA           261,563
     500,000         5.000%, 05/15/07, FGIC Insured ......................      Aaa/AAA           520,625
     150,000         6.550%, 08/15/07, MBIA Insured ......................      Aaa/AAA           153,505
     500,000         5.100%, 05/15/08, FGIC Insured ......................      Aaa/AAA           520,000
                  North Providence, Rhode Island, Series A
     400,000         5.700%, 07/01/08, MBIA Insured ......................      Aaa/AAA           436,500
                  North Providence, Rhode Island, Ref. Series A
     500,000         4.700%, 09/15/14, FSA Insured .......................      NR/AAA            493,750

                  Pawtucket, Rhode Island
     100,000         6.650%, 09/15/06, MBIA Insured ......................      Aaa/AAA           102,753
     310,000         5.625%, 04/15/07, FGIC Insured ......................      Aaa/NR            325,112
     500,000         5.750%, 04/15/09, FGIC Insured ......................      Aaa/NR            524,375
     600,000         4.300%, 09/15/09, AMBAC Insured .....................      Aaa/AAA           600,750
     250,000         4.400%, 09/15/10, AMBAC Insured .....................      Aaa/AAA           250,313
                  Providence, Rhode Island
     100,000         5.400%, 08/01/01, MBIA Insured ......................      Aaa/AAA           100,186
     100,000         5.500%, 01/15/04, MBIA Insured ......................      Aaa/AAA           103,165
     100,000         5.900%, 01/15/09, MBIA Insured ......................      Aaa/AAA           102,998
     700,000         5.500%, 01/15/11, FSA Insured .......................      Aaa/AAA           742,000
   1,925,000         5.200%, 04/01/11, AMBAC Insured .....................      NR/AAA          2,035,687
     200,000         5.250%, 01/15/12, MBIA Insured ......................      Aaa/AAA           204,816
                  East Providence, Rhode Island
     500,000         5.400%, 05/15/07, MBIA Insured ......................      Aaa/AAA           532,500
                  Commonwealth of Puerto Rico
     100,000         5.750%, 07/01/09, MBIA Insured ......................      Aaa/AAA           104,618
     100,000         6.000%, 07/01/14, MBIA Insured ......................      Aaa/AAA           104,861
     500,000         5.850%, 07/01/15, AMBAC Insured .....................      Aaa/AAA           523,575
     500,000         5.875%, 07/01/18, MBIA Insured ......................      Aaa/AAA           523,700
                  State of Rhode Island Refunding, Series A
   1,000,000         5.000%, 07/15/05, FGIC Insured ......................      Aaa/AAA         1,050,000
   1,000,000         5.125%, 07/15/11, FGIC Insured ......................      Aaa/AAA         1,047,500
   1,500,000         5.000%, 09/01/15, FGIC Insured ......................      Aaa/AAA         1,511,250
                  Rhode Island Consolidated Capital Development
                     Loan, 1992 Series A
   1,050,000         5.500%, 08/01/07, FGIC Insured ......................      Aaa/AAA         1,072,187
                  Rhode Island Consolidated Capital Development
                     Loan, 1993 Series A
   1,000,000         4.800%, 06/15/02, AMBAC Insured .....................      Aaa/AAA         1,020,380
   1,000,000         5.100%, 11/01/13, FGIC Insured ......................      Aaa/AAA         1,025,000
                  Rhode Island Consolidated Capital Development
                     Loan, Series A
   1,000,000         5.000%, 9/01/14, FGIC Insured .......................      Aaa/AAA         1,016,250
                  Rhode Island Consolidated Capital Development
                     Loan, Series B
   1,000,000         5.000%, 6/01/14, FGIC Insured .......................      Aaa/AAA         1,020,000
   1,000,000         5.000%, 8/01/15, FGIC Insured .......................      Aaa/AAA         1,008,750


                  Town of Scituate, Rhode Island
     375,000         5.500%, 04/01/09, MBIA Insured ......................      Aaa/AAA           390,937
                  South Kingstown, Rhode Island
     400,000         4.900%, 11/15/07, AMBAC Insured .....................      Aaa/AAA           412,500
     390,000         5.000%, 03/15/08, MBIA Insured ......................      Aaa/AAA           403,163
     390,000         5.050%, 03/15/09, MBIA Insured ......................      Aaa/AAA           402,675
     170,000         5.200%, 06/01/09, MBIA Insured ......................      Aaa/AAA           175,086
     170,000         5.250%, 06/01/10, MBIA Insured ......................      Aaa/AAA           175,114
     100,000         6.300%, 12/15/11, MBIA Insured ......................      Aaa/AAA           103,576
     500,000         5.500%, 06/15/12, MBIA Insured ......................      Aaa/AAA           536,875
                  Warwick, Rhode Island
     150,000         6.100%, 11/15/01, MBIA Insured ......................      Aaa/AAA           151,845
     195,000         5.600%, 08/01/14, FSA Insured .......................      Aaa/AAA           205,969
   1,000,000         5.000%, 03/01/18, FSA Insured .......................      Aaa/AAA           992,500
   1,000,000         5.000%, 01/15/19, FGIC Insured ......................      Aaa/AAA           987,500
     500,000         5.000%, 01/15/20, FGIC Insured ......................      Aaa/AAA           491,250
                  West Warwick, Rhode Island
     500,000         5.800%, 01/01/04, MBIA Insured ......................      Aaa/AAA           516,125
     500,000         5.900%, 01/01/05, MBIA Insured ......................      Aaa/AAA           516,065
                  Woonsocket, Rhode Island
     385,000         5.125%, 03/01/11, MBIA Insured ......................      Aaa/AAA           397,512
     655,000         4.450%, 12/15/12, FGIC Insured ......................      Aaa/AAA           644,356
     685,000         4.550%, 12/15/13, FGIC Insured ......................      Aaa/AAA           672,156
                                                                                             ------------
                        Total General Obligation Bonds ...................                     37,563,598
                                                                                             ------------

                  REVENUE BONDS (49.3%)
                  --------------------------------------------------------

                  HIGHER EDUCATION REVENUE BONDS (17.0%)
                  --------------------------------------------------------

                  Providence Rhode Island Pub. Bldg. School &
                     Public Facs. Proj.
   1,500,000         5.250%, 12/15/17, AMBAC Insured .....................      Aaa/AAA         1,524,375
   1,000,000         5.250%, 12/15/19, AMBAC Insured .....................      Aaa/AAA         1,012,500
                  Rhode Island Health & Education Building Corp.,
                     Bryant College
     100,000         6.300%, 06/01/03, MBIA Insured ......................      Aaa/AAA           104,749
      50,000         5.550%, 06/01/03, MBIA Insured ......................      Aaa/AAA            52,042
     100,000         5.800%, 06/01/05, MBIA Insured ......................      Aaa/AAA           104,141
                  Rhode Island Health & Education Building Corp.,
                     Johnson & Wales University, 1993 Series A
     100,000         5.200%, 04/01/04, AMBAC Insured .....................      NR/AAA            104,125
     500,000         5.250%, 04/01/16, AMBAC Insured .....................      NR/AAA            505,625



                  Rhode Island Health & Education Building Corp.,
                     Johnson & Wales University, 1992 Series A
     200,000         5.875%, 04/01/05, AMBAC Insured .....................      NR/AAA            211,750
     150,000         6.375%, 04/01/12, AMBAC Insured .....................      NR/AAA            158,437
     150,000         5.750%, 04/01/12, AMBAC Insured .....................      NR/AAA            156,563
                  Rhode Island Health & Education Building Corp.,
                     Johnson & Wales University, 1999 Series A
     465,000         5.500%, 04/01/15, MBIA Insured ......................      Aaa/AAA           493,481
     600,000         5.500%, 04/01/16, MBIA Insured ......................      Aaa/AAA           634,500
                  Rhode Island Health & Education Building Corp.,
                     Providence College, 1993 Series
     300,000         5.600%, 11/01/09, MBIA Insured ......................      Aaa/AAA           314,625
     300,000         5.600%, 11/01/10, MBIA Insured ......................      Aaa/AAA           314,625
     500,000         5.125%, 11/15/11, MBIA Insured ......................      Aaa/AAA           521,250
   1,500,000         5.600%, 11/01/22, MBIA Insured ......................      Aaa/AAA         1,524,375
                  Rhode Island Health & Education Building Corp.,
                     Rhode Island School of Design, 1992 Series
     200,000         5.800%, 06/01/05, MBIA Insured ......................      Aaa/AAA           209,500
                  Rhode Island Health & Education Building Corp.,
                     Brown University, 1993 Series
     500,000         5.400%, 09/01/18, MBIA Insured ......................      Aaa/AAA           503,125
     500,000         5.375%, 09/01/23, MBIA Insured ......................      Aaa/AAA           501,250
   1,000,000         5.000%, 09/01/23, MBIA Insured ......................      Aaa/AAA           962,500
                  Rhode Island Health & Education Building Corp.,
                     Roger Williams University, 1996 Series S
   1,000,000         5.500%, 11/15/11, AMBAC Insured .....................      NR/AAA          1,057,500
   1,000,000         5.000%, 11/15/18, AMBAC Insured .....................      Aaa/AAA           980,000
                  Rhode Island Health & Education Building Corp. -
                     Board of Governors, 1993 Series A
     450,000         5.300%, 09/15/08, MBIA Insured ......................      Aaa/AAA           469,688
     500,000         5.250%, 09/15/23, MBIA Insured ......................      Aaa/AAA           500,625
                  Rhode Island Health & Education Building Corp.,
                     Salve Regina, 1993 Series
     150,000         6.100%, 03/15/06, AMBAC Insured .....................      NR/AAA            158,812
                  Rhode Island St Health Education Building,
                     Bryant College
     230,000         5.000%, 12/01/21, AMBAC Insured .....................      Aaa/AAA           223,100


                                                                                             ------------
                     Total Higher Education Revenue Bonds ................                     13,303,263
                                                                                             ------------

                  HOSPITAL REVENUE BONDS (1.3%)
                  --------------------------------------------------------

                  Rhode Island Health & Education Building Corporation,
                     Women & Infants Hospital, 1992 Series
     100,000         6.150%, 09/01/05, FSA Insured .......................      Aaa/AAA      $    105,000
     400,000         6.350%, 09/01/07, FSA Insured .......................      Aaa/AAA           419,500
     300,000         6.550%, 09/01/13, FSA Insured .......................      Aaa/AAA           314,250
                  Rhode Island Health & Education Building Corp.,
                     Kent County Memorial Hospital 1992 Series
     150,000         6.000%, 07/01/06, MBIA Insured ......................      Aaa/AAA           153,375
                                                                                             ------------
                     Total Hospital Revenue Bonds ........................                        992,125
                                                                                             ------------

                  MORTGAGE REVENUE MULTI-FAMILY BONDS (0.8%)
                  --------------------------------------------------------
                  Rhode Island Housing & Mortgage Finance Corp.,
                     1995 Series A
     300,000         5.450%, 07/01/04, AMBAC Insured .....................      Aaa/AAA           310,875
     300,000         5.550%, 07/01/05, AMBAC Insured .....................      Aaa/AAA           312,750
                                                                                             ------------
                     Total Mortgage Revenue-Multi Family Bonds ...........                        623,625
                                                                                             ------------

                  WATER AND SEWER REVENUE BONDS (3.7%)
                  --------------------------------------------------------
                  Kent County Water Authority Revenue Bonds,
                     1994 Series A
     250,000         5.700%, 07/15/04, MBIA Insured ......................      Aaa/AAA           265,625
                  Bristol County Rhode Island Water Authority,
                     1997 Series A
     300,000         5.000%, 12/01/08, MBIA Insured ......................      Aaa/AAA           313,875
     750,000         5.250%, 07/01/17, MBIA Insured ......................      Aaa/AAA           760,313
                  Rhode Island Clean Water Protection Finance
                     Agency, Series A
     500,000         4.750%, 10/01/20, AMBAC Insured .....................      Aaa/AAA           472,500
                  Rhode Island Clean Water Protection Finance
                     Agency, Series 1999C
   1,000,000         5.125%, 10/01/11, MBIA Insured ......................      Aaa/AAA         1,045,000
                                                                                             ------------
                     Total Water and Sewer Revenue Bonds .................                      2,857,313
                                                                                             ------------

                  UTILITY REVENUE BONDS (0.1%)
                  --------------------------------------------------------
                  Puerto Rico Electric Power Authority, Series Q
     100,000         5.750%, 07/01/07, FSA Insured .......................      Aaa/AAA           103,677


                                                                                             ------------

                  DEVELOPMENT REVENUE BONDS (15.1%)
                  --------------------------------------------------------
                  Rhode Island Convention Center Authority,
                     1993 Series B
     500,000         5.000%, 05/15/07, MBIA Insured ......................      Aaa/AAA           524,375
                  Rhode Island Convention Center Authority,
                     1993 Series A
     500,000         5.400%, 05/15/08, AMBAC Insured .....................      Aaa/AAA           521,875
     300,000         5.500%, 05/15/13, AMBAC Insured .....................      Aaa/AAA           310,125
   1,000,000         5.000%, 05/15/20, AMBAC Insured .....................      Aaa/AAA           982,500
   1,200,000         5.000%, 05/15/23, AMBAC Insured .....................      Aaa/AAA         1,162,500
                  Rhode Island Public Building Authority State
                     Public Projects, 1993 Series A
     500,000         5.100%, 02/01/05, AMBAC Insured .....................      Aaa/AAA           520,625
   1,000,000         5.250%, 02/01/10, AMBAC Insured .....................      Aaa/AAA         1,033,750
                  Rhode Island Public Building Authority State
                     Public Projects, 1989 Series A
   1,000,000         5.250%, 02/01/09, AMBAC Insured
                     Escrowed to Maturity) ...............................      Aaa/AAA         1,061,250
                  Rhode Island Public Building Authority State Public
                     Projects, 1996 School Series B
     500,000         5.500%, 12/15/14, MBIA Insured ......................      Aaa/AAA           520,625
   1,000,000         5.250%, 12/15/14, MBIA Insured ......................      Aaa/AAA         1,031,250
     500,000         5.500%, 12/15/15, MBIA Insured ......................      Aaa/AAA           515,625
                  Rhode Island Public Building Authority State Public
                     Projects, 1999 Series A
     500,000         5.000%, 12/15/09, AMBAC Insured .....................      Aaa/AAA           525,000
                  Rhode Island State Economic Development Corp.,
                     University of Rhode Island Series,
     750,000         4.800%, 11/01/11, FSA Insured .......................      Aaa/NR            768,750
     750,000         4.900%, 11/01/12, FSA Insured .......................      Aaa/NR            765,000
     750,000         4.900%, 11/01/13, FSA Insured .......................      Aaa/NR            758,437
     750,000         5.000%, 11/01/14, FSA Insured .......................      Aaa/NR            759,375
                                                                                             ------------
                     Total Development Revenue Bonds .....................                     11,761,062
                                                                                             ------------

                  POLLUTION CONTROL REVENUE BONDS (4.2%)
                  --------------------------------------------------------
                  Rhode Island Clean Water Protection, 1993 Series A,
     200,000         5.300%, 10/01/07, MBIA Insured ......................      Aaa/AAA           213,750
     300,000         5.400%, 10/01/09, MBIA Insured ......................      Aaa/AAA           322,875
   1,250,000         5.400%, 10/01/15, MBIA Insured ......................      Aaa/AAA         1,321,875
                  Rhode Island Clean Water Protection, 1993 Series B,
     500,000         4.500%, 10/01/11, MBIA Insured ......................      Aaa/AAA           501,250


                  Rhode Island Clean Water Protection
   1,000,000         4.750%, 10/01/18, AMBAC Insured .....................      Aaa/AAA           956,250
                                                                                             ------------
                     Total Pollution Control Revenue Bonds ...............                      3,316,000
                                                                                             ------------

                  OTHER REVENUE BONDS (7.1%)
                  --------------------------------------------------------
                  State of Rhode Island Depositors Economic
                     Protection Corp., 1992 Series A,
     210,000         6.000%, 08/01/01, FSA Insured .......................      Aaa/AAA           210,498
                  State of Rhode Island Depositors Economic
                     Protection Corp., 1992 Series B,
     135,000         5.500%, 08/01/06, MBIA Insured ......................      Aaa/AAA           145,631
     500,000         6.000%, 08/01/17, MBIA Insured ......................      Aaa/AAA           528,125
                  State of Rhode Island Depositors Economic
                     Protection Corp.,
     300,000         5.800%, 08/01/09, MBIA Insured ......................      Aaa/AAA           332,250
   1,000,000         5.000%, 07/01/18, MBIA Insured ......................      Aaa/AAA           992,500
   1,045,000         5.250%, 08/01/21, MBIA Insured
                     (Escrowed to Maturity) ..............................      Aaa/AAA         1,111,619
                  Rhode Island State Capital Development Loan
   1,500,000         5.400%, 08/01/08, MBIA Insured ......................      Aaa/AAA         1,597,500
                  State of Rhode Island Certificates of Participation,
                     Howard Center Improvements
     400,000         5.250%, 10/01/10, MBIA Insured ......................      Aaa/AAA           422,000
     200,000         5.375%, 10/01/16, MBIA Insured ......................      Aaa/AAA           205,250
                                                                                             ------------
                     Total Other Revenue Bonds ...........................                      5,545,373
                                                                                             ------------

                        Total Revenue Bonds ..............................                     38,502,438
                                                                                             ------------

                     Total Investments (cost $74,109,190*) .......  97.4%                      76,066,036
                     Other assets less liabilities ...............   2.6                        2,050,620
                                                                    ------                   ------------
                     Net Assets ..................................  100.0%                   $ 78,116,656
                                                                    ======                   ============


(*)Cost for Federal tax purposes is identical.

                                 PORTFOLIO ABBREVIATIONS:

                     AMBAC   - American Municipal Bond Assurance Corp.
                     FGIC    - Financial Guaranty Insurance Co.
                     FSA     - Financial Security Assurance
                     MBIA    - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001

ASSETS
   Investments at value (cost $74,109,190) ...............................................      $ 76,066,036
   Cash ..................................................................................           252,613
   Interest receivable ...................................................................         1,047,803
   Receivable for Fund shares sold .......................................................           990,302
   Due from Manager for reimbursement of expenses (note 3) ...............................             6,929
                                                                                                ------------
   Total assets ..........................................................................        78,363,683
                                                                                                ============

LIABILITIES

   Payable for Fund shares redeemed ......................................................            98,533
   Dividends payable .....................................................................            56,911
   Distribution fees payable .............................................................            39,250
   Management fee payable ................................................................             6,299
   Accrued expenses ......................................................................            46,034
                                                                                                ------------
   Total liabilities .....................................................................           247,027
                                                                                                ------------
NET ASSETS ...............................................................................      $ 78,116,656
                                                                                                ------------

   Net Assets consist of:
   Capital Stock - Authorized 80,000,000 shares, par value $.01 per share ................      $     75,704
   Additional paid-in capital ............................................................        77,204,258
   Net unrealized appreciation on investments (note 4) ...................................         1,956,846
   Accumulated net realized loss on investments ..........................................        (1,063,241)
   Distributions in excess of net investment income ......................................           (56,911)
                                                                                                ------------
                                                                                                $ 78,116,656
                                                                                                ============

CLASS A

   Net Assets ............................................................................      $ 67,669,090
                                                                                                ============

   Capital shares outstanding ............................................................         6,557,895
                                                                                                ============

   Net asset value and redemption price per share ........................................      $      10.32
                                                                                                ============

   Offering price per share (100/96 of $10.32 adjusted to nearest cent) ..................      $      10.75
                                                                                                ============

CLASS C

   Net Assets ............................................................................      $  7,022,564
                                                                                                ============

   Capital shares outstanding ............................................................           680,595
                                                                                                ============

   Net asset value and offering price per share ..........................................      $      10.32
                                                                                                ============

   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) .........................................      $      10.32*
                                                                                                ============

CLASS I

   Net Assets ............................................................................      $     93,281
                                                                                                ============

   Capital shares outstanding ............................................................             9,042
                                                                                                ============

   Net asset value, offering and redemption price per share ..............................      $      10.32
                                                                                                ============


CLASS Y

   Net Assets ............................................................................      $  3,331,721
                                                                                                ============

   Capital shares outstanding ............................................................           322,839
                                                                                                ============

   Net asset value, offering and redemption price per share ..............................      $      10.32
                                                                                                ============



                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2001

INVESTMENT INCOME:

     Interest income ..........................................                    $3,576,329

Expenses:
     Management fee (note 3) ..................................   $   353,164
     Distribution and service fees (note 3) ...................       146,262
     Trustees' fees and expenses (note 9) .....................        43,346
     Legal fees ...............................................        33,799
     Shareholders' reports and proxy statements ...............        30,453
     Transfer and shareholder servicing agent fees ............        30,672
     Custodian fees ...........................................        18,855
     Audit and accounting fees ................................        20,538
     Registration fees and dues ...............................         5,314
     Insurance ................................................         3,578
     Miscellaneous ............................................        31,605
                                                                  -----------
     Total Expenses ...........................................       717,586

     Management fee waived (note 3) ...........................      (282,531)
     Reimbursement of expenses by Manager (note 3) ............      (105,932)
     Expenses paid indirectly (note 7) ........................        (2,605)
                                                                  -----------
     Net expenses .............................................                       326,518
                                                                                   ----------
     Net investment income ....................................                     3,249,811

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

     Net realized gain from securities transactions ...........         5,875
     Change in unrealized depreciation on investments .........     2,838,665
                                                                  -----------

     Net realized and unrealized gain on investments ..........                     2,844,540
                                                                                   ----------
     Net increase in net assets resulting from operations .....                    $6,094,351
                                                                                   ==========


                See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED          YEAR ENDED
                                                                     JUNE 30, 2001       JUNE 30, 2000
                                                                     -------------       -------------
OPERATIONS:
   Net investment income ....................................        $  3,249,811        $  3,435,706
   Net realized gain (loss) from securities transactions ....               5,875          (1,065,120)
   Change in unrealized depreciation on investments .........           2,838,665            (786,488)
                                                                     ------------        ------------
      Change in net assets from operations ..................           6,094,351           1,584,098
                                                                     ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ....................................          (2,978,531)         (3,165,927)

   Class C Shares:
   Net investment income ....................................            (201,055)           (189,525)

   Class I Shares:
   Net investment income ....................................              (3,701)             (3,758)

   Class Y Shares:
   Net investment income ....................................            (122,892)           (159,634)
                                                                     ------------        ------------
      Change in net assets from distributions ...............          (3,306,179)         (3,518,844)
                                                                     ------------        ------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):

   Proceeds from shares sold ................................          14,476,362           9,872,797
   Reinvested dividends and distributions ...................           2,127,352           2,257,271
   Cost of shares redeemed ..................................          (8,207,378)        (18,413,279)
                                                                     ------------        ------------
Change in net assets from capital share transactions ........           8,396,336          (6,283,211)
                                                                     ------------        ------------
      Change in net assets ..................................          11,184,508          (8,217,957)

NET ASSETS:

   Beginning of period ......................................          66,932,148          75,150,105
                                                                     ------------        ------------

   End of period ............................................        $ 78,116,656        $ 66,932,148
                                                                     ============        ============

                See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares may carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to authorize premiums and accrete discounts on fixed income securities. The Fund currently does not accrete market discount. Upon adoption, the Fund will be required to record a cumulative effect adjustment to conform with the accounting principles generally accepted in the United States of America. The effect of this adjustment will be to either increase or decrease net investment income with an offsetting decrease or increase to unrealized appreciation (depreciation) of securities. This adjustment will therefore, have no effect on the net assets of the Fund. At this time, the Fund has not completed its analysis of the impact of this accounting change.

3.  FEES AND RELATED PARTY TRANSACTIONS

a) Management Arrangements:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets.

     Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's net assets.

     For the year ended June 30, 2001, the Fund incurred management fees of $353,164 of which $282,531 was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $105,932. Of this amount, $99,003 was paid prior to June 30, 2001 and the balance of $6,929 was paid in early July 2001.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)  Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2001, service fees on Class A Shares amounted to $94,257, of which the Distributor received $2,243.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the year ended June 30, 2001, amounted to $38,975. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the year ended June 30, 2001, amounted to $12,991. The total of these payments with respect to Class C Shares amounted to $51,966, of which the Distributor received $24,490.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I Permitted Payments may not exceed, for any fiscal year of the Fund, a rate set from time to time by the Board of Trustees (currently 0.10%) but not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay services fees. These fees may not exceed an amount equal to the difference between (i) 0.25% of the average annual net assets of the Fund represented by Class I Shares and (ii) the amount paid under the Fund's Distribution Plan with respect to the assets represented by the Class I Shares. That is, the total payments under both plans will not exceed 0.25% of such net assets. For the year ended June 30, 2001, these payments were made at the average annual rate of 0.05% of such net assets and amounted to $39.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2001, total commissions on sales of Class A Shares amounted to $270,131, of which the Distributor received $27,683.

4. PURCHASES AND SALES OF SECURITIES

     During the year ended June 30, 2001, purchases of securities and proceeds from the sales of securities aggregated $8,792,976 and $2,158,000, respectively.

     At June 30, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $2,121,219 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $164,373, for a net unrealized appreciation of $1,956,846.

     At June 30, 2001, the Fund has a capital loss carryover of $1,063,241 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 65% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At June 30, 2001, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At June 30, 2001, the Fund had 1.7% of its net assets invested in five Puerto Rico municipal issues, all of which are rated AAA and insured.

6. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflesects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                              YEAR ENDED                         YEAR ENDED
                                             JUNE 30, 2001                     JUNE 30, 2000
                                      ----------------------------      ----------------------------

                                         SHARES          AMOUNT            SHARES          AMOUNT
                                      ------------    ------------      ------------    ------------
CLASS A SHARES:
   Proceeds from shares sold ......        957,390    $  9,807,024           795,001    $  7,869,851
   Reinvested distributions .......        185,895       1,897,565           200,509       1,974,841
   Cost of shares redeemed ........       (631,884)     (6,423,498)       (1,507,502)    (14,838,922)
                                      ------------    ------------      ------------    ------------
      Net change ..................        511,401       5,281,091          (511,992)     (4,994,230)
                                      ------------    ------------      ------------    ------------

CLASS C SHARES:
   Proceeds from shares sold ......        326,313       3,358,089           161,719       1,585,370
   Reinvested distributions .......         13,425         136,983            16,259         160,033
   Cost of shares redeemed ........       (131,670)     (1,354,445)         (120,278)     (1,178,838)
                                      ------------    ------------      ------------    ------------
      Net change ..................        208,068       2,140,627            57,700         566,565
                                      ------------    ------------      ------------    ------------

CLASS I SHARES:
   Proceeds from shares sold ......          1,452          15,000                 -               -
   Reinvested distributions .......              -               -                 -               -
   Cost of shares redeemed ........              -               -                 -               -
                                      ------------    ------------      ------------    ------------
      Net change ..................          1,452          15,000                 -               -
                                      ------------    ------------      ------------    ------------

CLASS Y SHARES:

   Proceeds from shares sold ......        126,386       1,296,249            42,471         417,576
   Reinvested distributions .......          9,083          92,804            12,385         122,397
   Cost of shares redeemed ........        (42,454)       (429,435)         (243,396)     (2,395,519)
                                      ------------    ------------      ------------    ------------
      Net change ..................         93,015         959,618          (188,540)     (1,855,546)
                                      ------------    ------------      ------------    ------------
Total transactions in Fund
   shares .........................        813,936    $  8,396,336          (642,832)   $ (6,283,211)
                                      ============    ============      ============    ============


9. TRUSTEES' FEES AND EXPENSES

     During the fiscal year there were six Trustees, one of whom is affiliated with the Manager and is not paid any trustee fees. Trustees' fees paid during the year were at the annual rate of $4,400 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended June 30, 2001, such reimbursements averaged approximately $2,900 per Trustee.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              Class A                               Class I
                                                           -------------------------------------------     -------------------------
                                                                                                             Year Ended    Period
                                                                        Year Ended June 30,                   June 30,      Ended

                                                            2001      2000     1999     1998     1997       2001    2000  6/30/99(1)
                                                           ------    ------   ------   ------   ------     ------  ------ ----------
Net asset value, beginning of period ....................  $9.91     $10.16   $10.47   $10.18   $9.93      $9.90   $10.15   $10.54
1383:
                                                          ------    ------   ------   ------   ------     ------  ------   ------


Income (loss) from investment operations:

   Net investment income ................................   0.47      0.49     0.49     0.50     0.51       0.47    0.48     0.31
   Net gain (loss) on securities
      (both realized and unrealized) ....................   0.44     (0.24)   (0.30)    0.30     0.26       0.43   (0.23)   (0.38)
                                                           ------    ------   ------   ------   ------     ------  ------   ------
   Total from investment operations .....................   0.91      0.25     0.19     0.80     0.77       0.90    0.25    (0.07)
                                                           ------    ------   ------   ------   ------     ------  ------   ------

Less distributions (note 6):
   Dividends from net investment income .................  (0.50)    (0.50)   (0.50)   (0.51)   (0.52)     (0.48)  (0.50)   (0.32)
                                                           ------    ------   ------   ------   ------     ------  ------   ------

Net asset value, end of period ..........................  $10.32     $9.91   $10.16   $10.47   $10.18     $10.32   $9.90   $10.15
                                                           ======    ======   ======   ======   ======     ======  ======   ======

Total return (not reflecting sales charge) ..............   9.19%     2.58%    1.74%    8.02%    7.95%      9.29%   2.56%   (0.75)%+

Ratios/supplemental data
   Net assets, end of period (in thousands) .............  $67,669*  $59,899  $66,611  $52,006  $42,540     $93     $75      $77
   Ratio of expenses to average net assets ..............   0.41%     0.41%    0.39%    0.28%    0.23%     0.41%   0.43%    0.49%*
   Ratio of net investment income to average net assets .   4.65%     4.89%    4.61%    4.83%    5.02%     4.65%   4.87%    4.54%*
   Portfolio turnover rate ..............................   3.08%     8.66%    1.36%    0.02%    5.29%     3.08%+  8.66%    1.36%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ..............   0.95%     0.95%    0.91%    1.12%    1.23%     0.96%   0.97%    0.87%*

   Ratio of net investment income to average net assets .   4.11%     4.36%    4.09%    3.99%    4.05%     4.10%   4.34%    4.16%*

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..............   0.40%     0.38%    0.35%    0.27%    0.21%     0.41%   0.40%    0.46%*

(1) For the period November 4, 1998 (commencement of operations) through June 30, 1999.

+   Not annualized.
*   Annualized.
                See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                Class C
                                                                          --------------------------------------------------
                                                                                         Year Ended June 30,
                                                                          --------------------------------------------------
                                                                           2001       2000       1999       1998       1997
                                                                          ------     ------     ------     ------     ------
Net asset value, beginning of period .................................     $9.91     $10.16     $10.47     $10.18      $9.93
1444:
                                                                      ------     ------     ------     ------     ------

1445:

Income from investment operations:

1447:

   Net investment income .............................................     0.38       0.40       0.38       0.40       0.41
   Net gain (loss) on securities (both  realized and unrealized) .....     0.43      (0.24)     (0.29)      0.30       0.26
                                                                          ------     ------     ------     ------     ------

   Total from investment operations ..................................     0.81       0.16       0.09       0.70       0.67
                                                                          ------     ------     ------     ------     ------

Less distributions (note 6):
1461:

1465:

   Dividends from net investment income ..............................    (0.40)     (0.41)     (0.40)     (0.41)     (0.42)
                                                                          ------     ------     ------     ------     ------

Net asset value, end of period .......................................    $10.32     $9.91      $10.16     $10.47     $10.18
                                                                          ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ...........................     8.27%      1.71%      0.76%      6.94%      6.89%

Ratios/supplemental data

   Net assets, end of period (in thousands) ..........................    $7,023     $4,681     $4,213     $2,778      $485

   Ratio of expenses to average net assets ...........................     1.26%      1.26%      1.35%       1.29%     1.08%

   Ratio of net investment income to average net assets ..............     3.78%      4.04%      3.65%      3.77%      4.20%

   Portfolio turnover rate ...........................................    3.08%+      8.66%      1.36%      0.02%      5.29%

The expense and net investment income ratios without the effect of the voluntary
waiver  of  a  portion  of  the  management   fee  and  the  voluntary   expense
reimbursement were:

   Ratio of expenses to average net assets ...........................     1.80%      1.80%      1.75%      1.93%      2.08%
   Ratio of net investment income to average net assets ..............     3.24%      3.50%      3.25%      3.11%      3.20%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...........................     1.25%      1.23%      1.32%      1.28%      1.06%

                See accompanying notes to financial statements.

                                                                                                Class Y
                                                                          --------------------------------------------------
                                                                                         Year Ended June 30,
                                                                          --------------------------------------------------
                                                                           2001       2000       1999       1998       1997
                                                                          ------     ------     ------     ------     ------
Net asset value, beginning of period .................................     $9.91     $10.16     $10.47     $10.19      $9.93
                                                                          ------     ------     ------     ------     ------

Income from investment operations:

   Net investment income .............................................     0.48       0.50       0.49       0.59       0.56
   Net gain (loss) on securities (both  realized and unrealized) .....     0.44      (0.24)     (0.30)      0.29       0.26
                                                                          ------     ------     ------     ------     ------

   Total from investment operations ..................................     0.92       0.26       0.19       0.88       0.82
                                                                          ------     ------     ------     ------     ------

Less distributions (note 6):
1515:

1521:

   Dividends from net investment income ..............................    (0.51)     (0.51)     (0.50)     (0.60)     (0.56)
                                                                          ------     ------     ------     ------     ------

Net asset value, end of period .......................................    $10.32      $9.91     $10.16     $10.47     $10.19
                                                                          ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ...........................     9.35%      2.73%      1.79%      8.80%      8.48%

Ratios/supplemental data

   Net assets, end of period (in thousands) ..........................    $3,332     $2,277     $4,250      $17        $0.1

   Ratio of expenses to average net assets ...........................     0.26%      0.26%      0.33%      0.28%      0.08%

   Ratio of net investment income to average net assets ..............     4.79%      5.07%      4.65%      4.66%      5.20%

   Portfolio turnover rate ...........................................    3.08%+      8.66%      1.36%      0.02%      5.29%

The expense and net investment income ratios without the effect of the voluntary
waiver  of  a  portion  of  the  management   fee  and  the  voluntary   expense
reimbursement were:

   Ratio of expenses to average net assets ...........................     0.80%      0.79%      0.70%      0.83%      1.08%
   Ratio of net investment income to average net assets ..............     4.24%      4.54%      4.29%      4.11%      4.20%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...........................     0.26%      0.23%      0.30%      0.27%      0.06%

                 See accompanying notes to financial statements.

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended June 30, 2001, $3,249,811 of dividends paid by Narragansett Insured Tax-Free Income Fund, constituting 98.11% of total dividends paid during fiscal 2001, were exempt-interest dividends; $62,528 of dividends paid, constituting 1.89% of total dividends paid during fiscal 2001, were capital gain dividends; and the balance was ordinary dividend income.

     Prior to January 31, 2001, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2000 CALENDAR YEAR.